Note 23 - Financial instruments - Schedule of Financial Instruments at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 9,814
Financial assets, marketable securities [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	7,783
Financial assets, other investments [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	2,031
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	7,783
Level 1 of fair value hierarchy [member] | Financial assets, marketable securities [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	7,783
Level 1 of fair value hierarchy [member] | Financial assets, other investments [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 2 of fair value hierarchy [member] | Financial assets, marketable securities [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 2 of fair value hierarchy [member] | Financial assets, other investments [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial assets, at fair value	2,031	$ 2,063	$ 0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	2,031
Level 3 of fair value hierarchy [member] | Financial assets, marketable securities [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Financial assets, other investments [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 2,031